Commitments (Details 1) - Employment Agreements [Member] - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2015	May. 16, 2015	May. 01, 2015	Mar. 26, 2015	Jan. 14, 2015	Apr. 24, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
President and Chief Executive Officer [Member]
Other Commitments [Line Items]
Annual base salary							$ 125,000	$ 125,000
President [Member]
Other Commitments [Line Items]
Accrued officer's compensation		$ 120,000	$ 87,781			$ 187,691	107,891	310,464	$ 398,154
Annual base salary							125,000	125,000	125,000
Share-based Compensation, Gross		100,000
Purchase price per share		$ 1.20
Vice-President And Secretary [Member]
Other Commitments [Line Items]
Annual base salary							100,000	100,000
Vice President [Member]
Other Commitments [Line Items]
Accrued officer's compensation	$ 2,000			$ 33,000			136,575	171,575	163,575
Annual base salary							100,000	100,000	100,000
Controller [Member]
Other Commitments [Line Items]
Accrued officer's compensation					$ 25,000		130,883	155,883	165,883
Annual base salary							$ 80,000	$ 80,000	$ 80,000